PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 94.8%
Asset-Backed Security 0.0%
Collateralized Loan Obligation
Sound Point CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%) (cost $55,753)	4.967%(c)	10/26/31	56	$55,782
Corporate Bonds 81.3%
Advertising 1.3%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A	7.750	04/15/28	200	200,600
Sr. Sec’d. Notes, 144A	7.875	04/01/30	75	78,155

Lamar Media Corp., Gtd. Notes	4.875	01/15/29	110	109,189
Neptune Bidco US, Inc., Sr. Sec’d. Notes, 144A	9.290	04/15/29	1,325	1,355,059
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes, 144A	5.000	08/15/27	400	399,740
				2,142,743
Aerospace & Defense 0.5%
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	450	443,687
Sr. Sec’d. Notes, 144A	6.750	08/15/28	325	329,221
				772,908
Airlines 2.5%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250	02/15/28	175	177,512
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	1,500	1,496,250
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29	1,240	1,228,609
Gtd. Notes	5.375	03/01/31	95	94,069

United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.625	04/15/29	265	260,952
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	100	93,125
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	615	611,925
				3,962,442
Apparel 0.6%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	500	478,034
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	525	495,671
				973,705
Auto Manufacturers 0.9%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.700	08/10/26	200	199,272
New Flyer Holdings, Inc. (Canada), Sec’d. Notes, 144A	9.250	07/01/30	30	32,149
Nissan Motor Acceptance Co. LLC, Sr. Unsec’d. Notes, 144A, MTN	5.625	09/29/28	100	99,745

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	4.345%	09/17/27	600	$591,750
Sr. Unsec’d. Notes, 144A	7.500	07/17/30	205	212,175

PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	295	262,979
				1,398,070
Auto Parts & Equipment 1.5%
Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28	200	203,196
Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A	6.750	05/15/28	600	609,774
Cyprium Corp./Cyprium Holdings Luxembourg Sarl, Gtd. Notes, 144A	6.125	04/15/31	100	99,781
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	60	61,715
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	1,100	1,106,128
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	326	325,801
				2,406,395
Banks 0.6%
Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31(oo)	115	116,587
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	34	34,319
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	275	275,707
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	100	108,073

Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	7.250	03/13/28	375	386,411
				921,097
Building Materials 1.1%
Builders FirstSource, Inc., Gtd. Notes, 144A	5.000	03/01/30	10	9,758
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	275	168,272
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	175	29,741
CP Atlas Buyer, Inc., Sr. Sec’d. Notes, 144A	9.750	07/15/30	100	94,083
Griffon Corp., Gtd. Notes	5.750	03/01/28	350	349,979
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	110	89,986
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	300	300,847
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28	775	771,363
				1,814,029
Chemicals 1.6%
Celanese US Holdings LLC,
Gtd. Notes	1.400	08/05/26	250	247,641
Gtd. Notes	7.000	02/15/31	50	51,811

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Celanese US Holdings LLC, (cont’d.)
Gtd. Notes	7.350%(c)	11/15/28	32	$33,330

Hercules LLC, Jr. Sub. Notes	6.500	06/30/29	75	75,504
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.250	05/15/29	75	73,219
Sr. Unsec’d. Notes, 144A	7.000	12/01/31	390	411,399
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	1,100	1,071,189
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	400	392,088

SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	245	239,808
				2,595,989
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	255	230,757
Commercial Services 4.8%
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/31	410	428,617
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.875	06/15/30	150	153,371
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	950	934,506
Sr. Sec’d. Notes, 144A	4.625	06/01/28	600	590,190

AMN Healthcare, Inc., Gtd. Notes, 144A	4.000	04/15/29	600	578,929
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28	300	295,433
Gtd. Notes, 144A	5.750	07/15/27	224	224,024
Gtd. Notes, 144A	5.750	07/15/27	50	49,962

Block, Inc., Sr. Unsec’d. Notes, 144A	5.625	08/15/30	290	291,083
Clarivate Science Holdings Corp., Sr. Sec’d. Notes, 144A	3.875	07/01/28	500	483,889
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	135	138,816
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31	85	85,001
Gtd. Notes, 144A	6.625	06/15/29	535	548,335
Gtd. Notes, 144A	7.000	06/15/30	130	135,120

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	425	424,927
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	600	597,843
Service Corp. International,
Sr. Unsec’d. Notes	4.625	12/15/27	25	24,913
Sr. Unsec’d. Notes	7.500	04/01/27	37	37,547
United Rentals North America, Inc.,
Gtd. Notes	3.875	02/15/31	200	189,091
Gtd. Notes	4.000	07/15/30	200	191,588
Gtd. Notes	4.875	01/15/28	467	467,377
Sec’d. Notes	3.875	11/15/27	450	445,414

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Veritiv Operating Co., Sr. Sec’d. Notes, 144A	10.500%	11/30/30	170	$174,433
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	155	159,297
				7,649,706
Computers 1.0%
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500	06/01/31	250	252,758
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	625	534,535
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	175	187,108
NCR Voyix Corp., Gtd. Notes, 144A	5.000	10/01/28	625	614,065
				1,588,466
Cosmetics/Personal Care 0.2%
Edgewell Personal Care Co.,
Gtd. Notes, 144A	4.125	04/01/29	225	215,115
Gtd. Notes, 144A	5.500	06/01/28	25	24,906

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	44	43,299
				283,320
Diversified Financial Services 6.1%
Azorra Finance Ltd., Gtd. Notes, 144A	7.750	04/15/30	425	439,344
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A	9.250	02/01/29	890	926,877
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	852	858,680
Sr. Unsec’d. Notes, 144A	5.875	03/15/30	10	10,025
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	625	648,081
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	02/15/31	25	22,109
Gtd. Notes, 144A	9.250	12/01/28	125	122,218
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	250	234,472

Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	500	483,543
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	200	173,903
Macquarie Airfinance Holdings Ltd. (United Kingdom), Sr. Unsec’d. Notes, 144A	6.400	03/26/29	130	134,086
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	275	269,363
Sr. Unsec’d. Notes	5.000	03/15/27	477	474,807
Sr. Unsec’d. Notes	6.750	06/15/26	594	593,787
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	200	198,273
Gtd. Notes	3.875	09/15/28	750	725,491
Gtd. Notes	5.375	11/15/29	525	512,626
Gtd. Notes	6.125	05/15/30	25	24,894
Gtd. Notes	6.625	01/15/28	50	50,819

Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., Sr. Unsec’d. Notes, 144A	7.750	05/15/31	55	54,583

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250%	02/15/29	825	$787,660
Gtd. Notes, 144A	7.875	12/15/29	50	51,966
PRA Group, Inc.,
Gtd. Notes, 144A	8.375	02/01/28	250	254,245
Gtd. Notes, 144A	8.875	01/31/30	15	15,415
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	750	744,518
Gtd. Notes, 144A	3.625	03/01/29	875	841,281

United Wholesale Mortgage LLC, Sr. Unsec’d. Notes, 144A	5.750	06/15/27	115	114,527
				9,767,593
Electric 2.8%
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	250	250,210
Gtd. Notes, 144A	3.375	02/15/29	965	920,616
Gtd. Notes, 144A	5.250	06/15/29	225	224,100
Gtd. Notes, 144A	5.750	07/15/29	400	400,224

PG&E Corp., Sr. Sec’d. Notes	5.000	07/01/28	350	347,957
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	1,625	1,594,321
Gtd. Notes, 144A	5.000	07/31/27	578	577,882

VoltaGrid LLC, Sec’d. Notes, 144A	7.375	11/01/30	140	145,751
				4,461,061
Electrical Components & Equipment 0.9%
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29	575	554,894
Gtd. Notes, 144A	4.750	06/15/28	375	370,394
WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250	04/15/31	70	69,443
Gtd. Notes, 144A	6.375	03/15/29	265	271,211
Gtd. Notes, 144A	7.250	06/15/28	227	227,377
				1,493,319
Electronics 0.1%
Sensata Technologies BV, Gtd. Notes, 144A	4.000	04/15/29	200	194,588
Engineering & Construction 0.1%
Weekley Homes LLC/Weekley Finance Corp., Sr. Unsec’d. Notes, 144A	4.875	09/15/28	200	195,066
Entertainment 2.5%
Brightstar Lottery PLC/Brightstar Global Solutions Corp. (United Kingdom), Sr. Sec’d. Notes, 144A	5.750	01/15/33	200	193,974
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	500	481,875
Sr. Sec’d. Notes, 144A	7.000	02/15/30	425	429,946
Churchill Downs, Inc.,
Gtd. Notes, 144A	4.750	01/15/28	400	396,244
Sr. Unsec’d. Notes, 144A	5.750	04/01/30	125	124,898

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750%	02/15/29	175	$171,852
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	475	462,150
Penn Entertainment, Inc.,
Gtd. Notes, 144A	6.750	04/01/31	110	109,556
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	425	406,985
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	380	380,109

Rivers Enterprise Borrower LLC, Sr. Sec’d. Notes, 144A	6.250	10/15/30	95	95,712
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	100	86,824
Voyager Parent LLC, Sr. Sec’d. Notes, 144A	9.250	07/01/32	236	250,351
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	5.125	10/01/29	375	372,057
				3,962,533
Environmental Control 1.3%
Clean Harbors, Inc., Gtd. Notes, 144A	6.375	02/01/31	200	203,214
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	320	311,981
Gtd. Notes, 144A	4.375	08/15/29	225	218,491
Gtd. Notes, 144A	4.750	06/15/29	225	221,625
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A	4.125	06/30/28	225	222,237
Sr. Unsec’d. Notes, 144A	5.875	06/30/29	440	440,261

Reworld Holding Corp., Gtd. Notes, 144A	4.875	12/01/29	455	432,965
				2,050,774
Foods 1.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	03/15/29	1,000	954,456
B&G Foods, Inc., Gtd. Notes(x)	5.250	09/15/27	200	194,749
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	300	287,002
Gtd. Notes, 144A	4.875	05/15/28	325	322,997
				1,759,204
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes, 144A	9.500	06/01/30	125	134,392
Healthcare-Services 4.4%
Centene Corp.,
Sr. Unsec’d. Notes	2.500	03/01/31	100	87,081
Sr. Unsec’d. Notes	3.000	10/15/30	275	247,853
Sr. Unsec’d. Notes	4.625	12/15/29	575	559,798

CHS/Community Health Systems, Inc., Sr. Sec’d. Notes, 144A	6.000	01/15/29	1,175	1,164,440
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30	1,150	1,117,306

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375%	01/15/29	600	$581,432
Sr. Sec’d. Notes, 144A	9.875	08/15/30	325	344,206
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	490	394,942
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30	98	90,128

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	9.375	09/01/29	295	308,422
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28	400	400,531
Sr. Sec’d. Notes	4.250	06/01/29	650	633,778
Sr. Sec’d. Notes	4.375	01/15/30	425	411,317
Sr. Sec’d. Notes	4.625	06/15/28	659	654,318
Sr. Sec’d. Notes, 144A	5.500	11/15/32	65	64,751
				7,060,303
Home Builders 4.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	08/01/29	801	768,341
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	520	520,111
Gtd. Notes	7.250	10/15/29	250	254,104
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	225	207,360
Gtd. Notes, 144A	6.250	09/15/27	475	475,579
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	250	236,655

Dream Finders Homes, Inc., Gtd. Notes, 144A	6.875	09/15/30	205	201,932
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	175	178,857
Forestar Group, Inc., Gtd. Notes, 144A	5.000	03/01/28	621	618,741
KB Home,
Gtd. Notes	4.800	11/15/29	614	601,633
Gtd. Notes	6.875	06/15/27	287	289,890

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	407	406,770
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	225	215,485
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	686	680,338
Sr. Unsec’d. Notes	4.750	04/01/29	575	560,664

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	375	389,843
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	300	302,768
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	125	123,829
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	375	374,755
Gtd. Notes	5.700	06/15/28	250	251,776
				7,659,431

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Furnishings 0.1%
Whirlpool Corp.,
Sr. Unsec’d. Notes	6.125%	06/15/30	160	$150,608
Sr. Unsec’d. Notes	6.500	06/15/33	75	68,083
				218,691
Household Products/Wares 0.4%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	675	620,979
Housewares 0.6%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	09/15/27	100	101,175
Sr. Unsec’d. Notes	6.375	05/15/30	225	222,168
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	635	663,432
				986,775
Insurance 2.0%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.250	02/15/29	150	142,151
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	1,425	1,405,886
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	300	296,125
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375	02/15/29	170	171,991
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	505	487,256

Asurion LLC & Asurion Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	8.000	12/31/32	135	140,734
Broadstreet Partners Group LLC, Sr. Unsec’d. Notes, 144A	5.875	04/15/29	650	641,969
				3,286,112
Internet 1.3%
Gen Digital, Inc.,
Gtd. Notes, 144A	6.750	09/30/27	770	774,144
Gtd. Notes, 144A	7.125	09/30/30	100	101,931
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	600	564,888
Gtd. Notes, 144A	5.250	12/01/27	450	449,886
ION Platform Finance US, Inc./ION Platform Finance Sarl,
Sr. Sec’d. Notes, 144A	4.625	05/01/28	60	55,889
Sr. Sec’d. Notes, 144A	5.000	05/01/28	80	74,797
				2,021,535
Iron/Steel 1.1%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	100	100,010
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32	30	31,383
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	4.625	03/01/29	100	96,869
Gtd. Notes, 144A	6.750	04/15/30	230	231,252
Gtd. Notes, 144A	6.875	11/01/29	345	352,745
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	220	228,177
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	745	772,431
				1,812,867

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time 1.1%
Carnival Corp., Gtd. Notes, 144A	5.125%	05/01/29	565	$564,435
Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	7.000	09/15/30	215	221,465
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	15	14,813
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	450	469,678

NCL Finance Ltd., Gtd. Notes, 144A	6.125	03/15/28	75	75,750
Patrick Industries, Inc., Gtd. Notes, 144A	4.750	05/01/29	193	188,971
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	75	74,998
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	175	174,825
				1,784,935
Lodging 2.6%
Boyd Gaming Corp., Gtd. Notes	4.750	12/01/27	434	432,888
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	125	124,963
Gtd. Notes	4.750	10/15/28	425	421,341
Gtd. Notes	5.500	04/15/27	700	701,634
Gtd. Notes	6.125	09/15/29	515	522,342

Station Casinos LLC, Gtd. Notes, 144A	4.500	02/15/28	400	394,280
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.250	05/15/27	450	450,622
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.625	08/26/28	1,100	1,095,875
				4,143,945
Machinery-Construction & Mining 0.5%
Solaris Energy Infrastructure LLC, Gtd. Notes, 144A	6.375	05/15/31	125	126,968
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	375	371,616
Vertiv Group Corp., Sr. Sec’d. Notes, 144A	4.125	11/15/28	245	242,096
				740,680
Machinery-Diversified 0.4%
Esab Corp.,
Gtd. Notes, 144A	5.625	04/01/31	110	110,769
Gtd. Notes, 144A	6.250	04/15/29	65	66,203

Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	500	523,287
				700,259
Media 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29	50	49,057
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	725	717,893
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	632	631,724

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CSC Holdings LLC,
Gtd. Notes, 144A	5.375%	02/01/28	1,225	$776,187
Gtd. Notes, 144A	5.500	04/15/27	425	306,000
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	66,822
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	25	22,627
Gtd. Notes	7.375	07/01/28	25	24,272
Gtd. Notes	7.750	07/01/26	600	598,567

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	825	850,641
EchoStar Corp., Sr. Sec’d. Notes	10.750	11/30/29	150	163,042
Gray Media, Inc., Sec’d. Notes, 144A	9.625	07/15/32	40	39,422
iHeartCommunications, Inc.,
Sr. Sec’d. Notes, 144A	4.750	01/15/28	370	352,303
Sr. Sec’d. Notes, 144A	7.750	08/15/30	50	45,900

Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, PIK 9.250%	9.250	03/25/30	21	17,326
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	8.125	02/15/33	50	51,313
Sirius XM Radio LLC, Gtd. Notes, 144A	5.000	08/01/27	416	415,447
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	4.500	05/01/29	180	171,129
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	05/15/29	400	384,640
				5,684,312
Mining 1.6%
Arsenal AIC Parent LLC, Unsec’d. Notes, 144A	11.500	10/01/31	80	86,335
Coeur Mining, Inc., Gtd. Notes, 144A	5.125	02/15/29	445	441,647
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	250	249,450
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	8.625	06/01/31	550	572,418
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	6.125	04/01/29	585	588,217
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30	125	120,599
Gtd. Notes, 144A	6.875	01/30/30	25	25,709

PLS Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A	6.875	05/01/31	60	61,540
Skeena Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.500	04/01/31	180	189,144
Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.250	05/01/30	250	261,752
				2,596,811
Miscellaneous Manufacturing 0.2%
Axon Enterprise, Inc., Sr. Unsec’d. Notes, 144A	6.125	03/15/30	35	35,790
Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	240	245,806
				281,596

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 4.5%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A(x)	7.500%	10/01/29	85	$88,682
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	175	199,500
Sr. Unsec’d. Notes, 144A	5.875	06/30/29	150	149,783
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	1,150	1,086,982
Gtd. Notes, 144A	6.750	03/01/29	175	171,966
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.750	07/31/29	25	25,082
Gtd. Notes, 144A	9.750	10/15/30	200	213,099

Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	72	75,710
Expand Energy Corp., Gtd. Notes	5.375	03/15/30	50	50,424
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	850	848,071
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	40	39,453
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	250	250,977

Nabors Industries, Inc., Gtd. Notes, 144A	9.125	01/31/30	325	340,621
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	6.875	01/15/29	431	433,857
SM Energy Co.,
Gtd. Notes	6.625	01/15/27	200	200,232
Gtd. Notes, 144A	6.750	08/01/29	115	117,871
Gtd. Notes, 144A	8.625	11/01/30	25	26,433
Sunoco LP,
Gtd. Notes, 144A	7.000	05/01/29	40	41,268
Sr. Unsec’d. Notes, 144A	4.500	10/01/29	100	97,601
Sr. Unsec’d. Notes, 144A	5.875	07/15/27	250	250,135
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	600	587,990
Gtd. Notes, 144A	7.000	09/15/28	435	445,382

Transocean Aquila Ltd., Sr. Sec’d. Notes, 144A	8.000	09/30/28	77	78,638
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29	825	855,154
Gtd. Notes, 144A	8.500	05/15/31	120	126,600
Sr. Sec’d. Notes, 144A	8.750	02/15/30	200	208,976

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30	150	156,000
				7,166,487
Oil & Gas Services 0.2%
Kodiak Gas Services LLC, Gtd. Notes, 144A	5.875	04/01/31	115	115,614
SESI LLC, Sr. Sec’d. Notes, 144A	7.875	09/30/30	70	72,271
Tidewater, Inc., Gtd. Notes, 144A	9.125	07/15/30	115	123,822
				311,707
Packaging & Containers 2.8%
Ardagh Group SA, Sec’d. Notes, 144A, Cash coupon 5.500% and PIK 6.500%	12.000	12/01/30	207	192,453

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Sec’d. Notes, 144A	3.250%	09/01/28	200	$192,062
Ball Corp., Gtd. Notes	6.000	06/15/29	70	71,263
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30	375	360,274
Sr. Sec’d. Notes, 144A	6.875	01/15/30	30	29,527

Graphic Packaging International LLC, Gtd. Notes, 144A	3.500	03/15/28	400	386,978
Iris Holding, Inc., Sr. Unsec’d. Notes, 144A	10.000	12/15/28	325	269,048
Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/30	985	997,509
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	1,550	1,562,113
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	450	432,242
				4,493,469
Pharmaceuticals 1.4%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A	10.000	04/15/32	826	845,617
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	389	375,401
Gtd. Notes, 144A	5.125	03/01/30	50	48,472
Gtd. Notes, 144A	6.125	08/01/28	600	599,921
Bausch Health Cos., Inc. (Canada),
Sr. Sec’d. Notes, 144A	4.875	06/01/28	296	273,430
Sr. Sec’d. Notes, 144A	11.000	09/30/28	143	149,078
				2,291,919
Pipelines 2.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.375	06/15/29	550	549,592
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsec’d. Notes, 144A	7.000	07/15/29	80	82,328
Buckeye Partners LP, Sr. Unsec’d. Notes	3.950	12/01/26	50	49,737
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.875	01/15/29	50	50,515
NGL Energy Operating LLC/NGL Energy Finance Corp., Sr. Sec’d. Notes, 144A	8.125	02/15/29	360	374,217
Prairie Acquiror LP, Sr. Sec’d. Notes, 144A	9.000	08/01/29	85	88,597
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	125	122,399
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	70	69,408
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	692	691,835
Gtd. Notes, 144A	6.000	09/01/31	100	100,058
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	140	144,561
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	7.000	01/15/30	25	25,659
Sr. Sec’d. Notes, 144A	8.125	06/01/28	400	408,635
Sr. Sec’d. Notes, 144A	9.500	02/01/29	780	848,874

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Venture Global Plaquemines LNG LLC, Sr. Sec’d. Notes, 144A	6.125%	12/15/30	365	$374,680
				3,981,095
Real Estate 0.5%
Five Point Operating Co. LP, Gtd. Notes, 144A	8.000	10/01/30	100	102,588
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	100	103,831
Howard Hughes Corp. (The), Gtd. Notes, 144A	4.125	02/01/29	200	193,203
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	325	320,423
Kennedy-Wilson, Inc., Gtd. Notes, 144A	7.000	06/01/31	110	112,521
				832,566
Real Estate Investment Trusts (REITs) 4.1%
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	11/15/27	150	146,422
Gtd. Notes	4.550	10/01/29	200	187,138
Gtd. Notes	8.875	04/12/29	575	605,776
Diversified Healthcare Trust,
Sr. Sec’d. Notes, 144A	7.250	10/15/30	25	25,698
Sr. Unsec’d. Notes	4.750	02/15/28	275	268,752

Millrose Properties, Inc., Gtd. Notes, 144A	6.375	08/01/30	65	65,891
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	125	89,716
Gtd. Notes	5.000	10/15/27	725	707,917
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	10	10,235
Sr. Sec’d. Notes, 144A	4.875	05/15/29	475	463,556
Sr. Sec’d. Notes, 144A	5.875	10/01/28	100	100,038
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	300	294,450
Gtd. Notes, 144A	6.500	04/01/32	20	20,501
Gtd. Notes, 144A	7.250	07/15/28	225	229,841

Rithm Capital Corp., Sr. Unsec’d. Notes, 144A	8.000	04/01/29	575	576,795
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	350	335,756
Sr. Unsec’d. Notes	3.875	02/15/27	1,214	1,204,740
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28	20	19,974
Sr. Unsec’d. Notes, 144A	3.625	07/15/26	325	324,246
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	510	508,365
Sr. Unsec’d. Notes, 144A	6.500	10/15/30	30	30,681
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	425	441,053
				6,657,541
Retail 2.8%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	25	23,690
Sec’d. Notes, 144A	4.375	01/15/28	175	172,902
Sr. Sec’d. Notes, 144A	3.500	02/15/29	375	360,469

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
1011778 BC ULC/New Red Finance, Inc. (Canada), (cont’d.)
Sr. Sec’d. Notes, 144A	3.875%	01/15/28	892	$876,390
Sr. Sec’d. Notes, 144A	5.625	09/15/29	50	50,374

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29	275	251,456
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30	650	674,361
Sr. Sec’d. Notes, 144A	9.000	06/01/31	395	436,470

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A	4.625	01/15/29	200	194,980
FirstCash, Inc., Gtd. Notes, 144A	4.625	09/01/28	100	98,630
Gap, Inc. (The), Gtd. Notes, 144A	3.625	10/01/29	500	469,073
LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	400	246,089
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	150	146,517
Lithia Motors, Inc.,
Gtd. Notes, 144A	4.625	12/15/27	75	74,670
Gtd. Notes, 144A	5.500	10/01/30	40	39,627
Sr. Unsec’d. Notes, 144A	3.875	06/01/29	50	47,946

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	04/01/32	25	25,693
Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	100	96,750
White Cap Supply Holdings LLC, Gtd. Notes, 144A	7.375	11/15/30	185	184,383
				4,470,470
Semiconductors 0.3%
Entegris, Inc.,
Gtd. Notes, 144A	4.375	04/15/28	370	364,555
Sr. Sec’d. Notes, 144A	4.750	04/15/29	50	49,667
				414,222
Software 1.5%
CoreWeave, Inc., Gtd. Notes, 144A	9.250	06/01/30	410	418,349
Fair Isaac Corp., Sr. Unsec’d. Notes, 144A	4.000	06/15/28	855	836,512
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27	1,150	1,150,072
				2,404,933
Telecommunications 4.0%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	9.625	07/15/27	500	385,000
APLD ComputeCo 2 LLC, Sr. Sec’d. Notes, 144A	6.750	03/15/31	175	176,359
APLD ComputeCo LLC, Sr. Sec’d. Notes, 144A	9.250	12/15/30	225	242,857
Black Pearl Compute LLC, Sr. Sec’d. Notes, 144A	6.125	02/15/31	155	157,677
Cipher Compute LLC, Sr. Sec’d. Notes, 144A	7.125	11/15/30	85	88,576

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Connect Holding II LLC, Sr. Sec’d. Notes, 144A	10.500%	04/03/31	250	$254,517
Flash Compute LLC, Sr. Sec’d. Notes, 144A	7.250	12/31/30	60	61,937
Iliad Holding SAS (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28	1,375	1,385,312
Level 3 Financing, Inc., Gtd. Notes, 144A	3.750	07/15/29	28	27,104
Meridian Arc Holdco LLC, Sr. Sec’d. Notes, 144A	6.250	04/30/31	400	402,103
SV RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	5.875	03/01/31	335	330,713
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29	750	740,934
Sr. Sec’d. Notes, 144A	4.750	04/15/28	1,025	1,021,686

Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31	100	105,546
WULF Compute LLC, Sr. Sec’d. Notes, 144A	7.750	10/15/30	705	741,677
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A, Cash coupon 5.750% and PIK 0.500%	9.250	03/09/30	35	35,436
Sr. Sec’d. Notes, 144A	13.750	09/09/30	125	124,163

Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625	07/15/29	200	208,882
				6,490,479
Transportation 0.4%
RXO, Inc., Gtd. Notes, 144A	6.375	05/15/31	80	80,618
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30	345	334,691
XPO, Inc., Sr. Sec’d. Notes, 144A	6.250	06/01/28	225	227,904
				643,213

Total Corporate Bonds (cost $131,597,444)				130,515,489
Floating Rate and Other Loans 3.0%
Aerospace & Defense 0.1%
PAC DAC LLC, Initial Term Loan, 3 Month SOFR + 3.250%	6.913(c)	10/28/30	100	98,534
Airlines 0.0%
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	7.442(c)	04/01/31	54	53,701
Auto Parts & Equipment 0.4%
Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%	6.120(c)	05/06/30	101	101,017
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.422(c)	01/28/32	75	74,662
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.472(c)	11/17/28	148	148,048
Term B Loan, 3 Month SOFR + 5.100%	8.771(c)	11/17/28	350	349,363
				673,090

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Building Materials 0.0%
American Bath/CP Atlas Buyer, Inc., 2025 Term B Loan, 1 Month SOFR + 5.250%	8.870%(c)	07/08/30	15	$12,949
Cornerstone Building Brands, Inc., New Term B Loan, 3 Month SOFR + 3.250%	7.024(c)	04/12/28	25	14,788
				27,737
Chemicals 0.5%
ARC Falcon I, Inc. (Canada), Initial Term B Loan, 1 Month SOFR + 4.500%	8.149(c)	04/01/33	525	489,825
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	8.513(c)	06/28/28	49	45,135
TPC Group, Inc., Initial Term Loan, 6 Month SOFR + 5.750%	9.386(c)	12/16/31	272	264,408
				799,368
Commercial Services 0.1%
Allied Universal Holdco LLC, Amendment No. 7 Replacement US Dollar Term Loan, 1 Month SOFR + 3.250%	6.870(c)	08/20/32	46	45,964
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.413(c)	12/31/30	66	65,088
Second Out Term Loan, 3 Month SOFR + 4.862%	8.263(c)	12/31/30	99	83,230
				194,282
Computers 0.1%
Bingo Holdings I LLC, Term Loan, 3 Month SOFR + 4.750%	8.450(c)	06/30/32	50	49,625
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.620(c)	03/01/29	64	57,823
				107,448
Entertainment 0.2%
Discovery Global Holdings, Inc., Term B Loan, 1 Month SOFR + 2.500%	6.114(c)	06/30/33	225	225,387
Forest Products & Paper 0.0%
Magnera Corp., New Term Loan, 1 Month SOFR + 4.250%	7.870(c)	11/04/31	22	22,173
Healthcare-Services 0.0%
LifePoint Health, Inc., Term B Loan, 3 Month SOFR + 3.750%	7.423(c)	05/16/31	25	24,770
Holding Companies-Diversified 0.1%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.163(c)	12/19/30	120	108,713
Insurance 0.2%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.620(c)	11/06/30	123	116,665
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	6.870(c)	06/21/32	148	140,370

Asurion LLC, New B-12 Term Loan, 3 Month SOFR + 4.250%	7.913(c)	09/19/30	123	122,845
				379,880

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Machinery-Diversified 0.0%
Graftech Global Enterprises, Inc.,
Initial Term Loan, 1 Month SOFR + 6.000%	9.667%(c)	12/21/29	32	$30,411
Term Loan, 1 Month SOFR + 6.000%	3.750(c)	12/21/29	18	17,378
				47,789
Media 0.8%
CSC Holdings LLC, September 2019 Term Loan, PRIME + 1.500%	8.250(c)	04/15/27	398	305,288
iHeartCommunications, Inc., Refinanced Term B Loan, 3 Month SOFR + 5.775%	9.854(c)	05/01/29	70	66,535
Radiate Holdco LLC, First Out Term Loan, 1 Month SOFR + 5.114%	8.735(c)	09/25/29	993	896,877
				1,268,700
Oil & Gas 0.0%
Hilcorp Energy I LP, Repriced Term Loan, 1 Month SOFR + 1.750%	5.353(c)	02/11/30	25	24,750
Packaging & Containers 0.2%
LABL, Inc., Term Loan, 3 Month SOFR + 2.375%	6.023(c)	05/02/33	129	109,688
Trident TPI Holdings, Inc., Tranche B-7 Term Loan, 3 Month SOFR + 3.750%	7.450(c)	09/15/28	148	142,871
				252,559
Retail 0.0%
LBM Acquisition LLC, Incremental Term B Loan, 1 Month SOFR + 3.850%	7.434(c)	06/06/31	35	28,484
Telecommunications 0.3%
Connect Holdings II LLC, Term Loan, 1 Month SOFR + 4.250%	7.881(c)	04/03/31	167	158,882
Digicel International Finance Ltd. (Jamaica), Term B Loan, 1 Month SOFR + 4.500%	8.114(c)	08/06/32	154	154,352
Level 3 Financing, Inc., Term B-5 Loan, 1 Month SOFR + 2.750%	6.381(c)	03/29/32	52	52,195
Zayo Group Holdings, Inc., Dollar Term Loan	—(p)	03/11/30	172	171,888
				537,317

Total Floating Rate and Other Loans (cost $4,914,490)				4,874,682
U.S. Treasury Obligations 9.2%
U.S. Treasury Notes(k)	3.375	11/30/27	345	342,049
U.S. Treasury Notes	3.375	12/31/27	255	252,619
U.S. Treasury Notes(k)	3.375	02/29/28	4,200	4,157,016
U.S. Treasury Notes	3.500	09/30/27	460	457,341
U.S. Treasury Notes	3.500	10/31/27	460	457,071
U.S. Treasury Notes	3.500	01/31/28	350	347,238
U.S. Treasury Notes	3.625	08/31/27	85	84,668
U.S. Treasury Notes(k)	3.750	04/30/28	4,015	3,996,650
U.S. Treasury Notes	3.875	07/31/27	230	229,820
U.S. Treasury Notes	3.875	03/31/28	3,865	3,856,696
U.S. Treasury Notes	4.000	05/31/28	485	485,038

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes(k)	4.375%	07/31/26	85	$85,090

Total U.S. Treasury Obligations (cost $14,787,213)				14,751,296

	Shares
Affiliated Exchange-Traded Fund 1.0%
Fixed Income
PGIM AAA CLO ETF (cost $1,648,848)(wa)	32,128	1,648,487
Common Stocks 0.1%
Gas Utilities 0.1%
Ferrellgas Partners LP*	2,730	66,639
Oil, Gas & Consumable Fuels 0.0%
LABL, Inc.*	93	8,917
LABL, Inc.*	6	575
		9,492

Total Common Stocks (cost $72,499)		76,131
Preferred Stocks 0.2%
Electronic Equipment, Instruments & Components 0.2%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	206	224,025
Oil, Gas & Consumable Fuels 0.0%
LABL, Inc., Backstop Commitment & Holdback - 4(a)(2) Exempt, 12.000%, Maturing 12/31/79	10	8,488
LABL, Inc., Subscribed - 1145 Exempt, 12.000%, Maturing 12/31/79	38	32,252
		40,740

Total Preferred Stocks (cost $267,753)		264,765

	Units
Warrants* 0.0%
Oil, Gas & Consumable Fuels
LABL, Inc., expiring 05/11/33 (cost $344)	43	258

Total Long-Term Investments (cost $153,344,344)		152,186,890

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Short-Term Investment 4.6%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $7,356,104)(wa)	7,356,104	$7,356,104

TOTAL INVESTMENTS 99.4% (cost $160,700,448)		159,542,994
Other assets in excess of liabilities(z) 0.6%		1,043,258

Net Assets 100.0%		$160,586,252

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
LP—Limited Partnership
MTN—Medium Term Note
N/A—Not Applicable
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $224,025 and 0.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2026.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A, 7.500%, 10/01/29	07/17/25-09/04/25	$88,806	$88,682	0.1%
B&G Foods, Inc., Gtd. Notes, 5.250%, 09/15/27	03/04/25-09/25/25	191,905	194,749	0.1
Total		$280,711	$283,431	0.2%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
63	2 Year U.S. Treasury Notes	Sep. 2026	$13,013,438	$8,817
Short Positions:
83	5 Year U.S. Treasury Notes	Sep. 2026	8,898,508	(42,469)
3	10 Year U.S. Treasury Notes	Sep. 2026	329,484	(2,488)
				(44,957)
				$(36,140)

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Credit default swap agreement outstanding at May 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2026(4)	Value at Trade Date	Value at May 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.46.V2	06/20/31	5.000%(Q)	936	3.018%	$70,762	$87,027	$16,265
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreement outstanding at May 31, 2026:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
1,330	02/06/27	3.977%(A)	1 Day SOFR(1)(A)/ 3.630%	$—	$(2,974)	$(2,974)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).